Disposals of businesses and deconsolidation of subsidiaries - Sale of Majority of Tender Rig Business Narrative (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 30, 2013 USD ($) rig	Apr. 29, 2013 USD ($)	Dec. 31, 2015 USD ($) rig	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) shares	Dec. 02, 2015	Sep. 30, 2015 $ / shares	Jun. 30, 2015 $ / shares	Dec. 31, 2013 MYR / shares	Apr. 30, 2013 MYR / shares	Dec. 31, 2012
Significant Acquisitions and Disposals [Line Items]
Period of administrative and IT support			1 year
Gain (loss) on disposition			$ 22	$ 0	$ 1,256
Investment owned, ownership percentage						23.00%
Gross value of marketable securities			$ 324	751
Share price (in MYR per share) | $ / shares							$ 5.90	$ 10.34
Varia Perdana
Significant Acquisitions and Disposals [Line Items]
Ownership interest, percentage	49.00%
Sapura Kencana
Significant Acquisitions and Disposals [Line Items]
Value of shares (in MYR per share) | MYR / shares										MYR 3.18
Investment owned, ownership percentage	12.00%		8.18%								6.40%
Gross value of marketable securities			$ 228	$ 325
Tender Rig Business
Significant Acquisitions and Disposals [Line Items]
Enterprise value	$ 2,900
Cash consideration	1,200
Values of shares received	416
Debt assumed	760
Capital commitments	320
Deferred consideration	187
Non-contingent deferred consideration	$ 145
Payable period for deferred non-contingent consideration	3 years
Deferred contingent consideration	$ 42
Fair value of consideration received					2,600
Working capital adjustment	75
Fair value of non-contingent deferred consideration	135
Fair value deferred consideration	$ 0
Number of rigs under construction | rig	3
Number of tender rigs supported | rig			3
Gain (loss) on disposition		$ 1,300			$ 1,256
Available-for-sale Securities | Sapura Kencana
Significant Acquisitions and Disposals [Line Items]
Common units issued to the Company | shares					720,329,691
Investment owned, ownership percentage					12.02%
Gross value of marketable securities					$ 1,078
Share price (in MYR per share) | MYR / shares									MYR 4.90